JPMorgan International Focus Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan International Focus Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 622
Expense Example, No Redemption, 3 Years	873
Expense Example, No Redemption, 5 Years	1,144
Expense Example, No Redemption, 10 Years	1,916
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	934
Expense Example, No Redemption, 10 Years	1,919
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	$ 1,170